Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 22,988
Unrecognize deferred tax assets on operating tax losses	359
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	89	₨ 70
Recognized deferred tax assets	₨ 5,075